INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

5.	INVENTORY

Inventory consists of the following (in thousands):

	December 31,
	2022	2021
Purchased parts and materials	$1,396	$5,006
Work in progress	287	401
Finished goods and consumables	16,873	11,810
Total Inventory net	$18,556	$17,217